Affiliated companies and variable interest entities	12 Months Ended
Mar. 31, 2019
Affiliated companies and variable interest entities

11. Affiliated companies and variable interest entities:

Investments in and transactions with affiliated companies -

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions
	March 31,
	2018	2019
Current assets	12,766,962	13,555,478
Noncurrent assets	12,326,689	12,464,250

Total assets	25,093,651	26,019,728

Current liabilities	8,061,342	8,322,336
Long-term liabilities and noncontrolling interests	5,940,549	6,398,659
Affiliated companies accounted for by the equity method shareholders’ equity	11,091,760	11,298,733

Total liabilities and shareholders’ equity	25,093,651	26,019,728

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	3,162,711	3,313,703

Number of affiliated companies accounted for by the equity method at end of period	57	63

	Yen in millions
	For the years ended March 31,
	2017	2018	2019
Net revenues	30,309,263	30,680,535	32,200,711

Gross profit	3,644,267	4,065,344	4,070,621

Net income attributable to affiliated companies accounted for by the equity method	1,099,080	1,344,687	857,832

Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	362,060	470,083	360,066

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

	Percentage of ownership
	March 31,
Name of affiliated companies	2018	2019
Denso Corporation	24.4%	24.5%
Toyota Industries Corporation	24.9%	24.9%
Aisin Seiki Co., Ltd.	24.9%	24.9%
Toyota Tsusho Corporation	22.0%	22.0%
Toyoda Gosei Co., Ltd.	43.0%	43.0%

Certain affiliated companies accounted for by the equity method with carrying amounts of ¥2,334,642 million and ¥2,430,251 million at March 31, 2018 and 2019, respectively, were quoted on various established markets at an aggregate value of ¥3,145,940 million and ¥2,513,886 million, respectively. Toyota evaluated its investments in affiliated companies, considering the length of time and the extent to which the quoted market prices have been less than the carrying amounts, the financial condition and near-term prospects of the affiliated companies and Toyota’s ability and intent to retain those investments in the companies for a period of time. Toyota did not recognize any impairment loss for the years ended March 31, 2017, 2018 and 2019.

Account balances and transactions with affiliated companies are presented below:

	Yen in millions
	March 31,
	2018	2019
Trade accounts and notes receivable, and other receivables	301,335	362,831
Accounts payable and other payables	736,023	845,755

	Yen in millions
	For the years ended March 31,
	2017	2018	2019
Net revenues	1,914,318	2,004,632	2,213,236
Purchases	5,357,682	5,749,430	6,431,464

Dividends from affiliated companies accounted for by the equity method for the years ended March 31, 2017, 2018 and 2019 were ¥180,326 million, ¥196,403 million and ¥204,322 million, respectively.

Toyota does not have any significant related party transactions other than transactions with affiliated companies in the ordinary course of business.

Variable Interest Entities -

Toyota enters into securitization transactions using special-purpose entities, that are considered variable interest entities (“VIEs”). Although the finance receivables and vehicles on operating leases related to securitization transactions have been legally sold to the VIEs, Toyota has both the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and the obligation to absorb losses of the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs. As a result, Toyota is considered the primary beneficiary of the VIEs and therefore consolidates the VIEs.

Related to securitization transactions, ¥1,964,350 million and ¥1,872,564 million retail finance receivables, ¥618,787 million and ¥609,694 million vehicles on operating leases, ¥146,828 million and ¥131,804 million restricted cash and ¥1,952,973 million and ¥1,893,073 million secured debt were included in Toyota’s consolidated financial statements as of March 31, 2018 and 2019, respectively. The creditors of the VIEs do not have recourse to Toyota’s general credit with the exception of debts guaranteed by Toyota. Risks to which Toyota is exposed including credit, interest rate, and/or prepayment risks are not incremental compared with the situation before Toyota enters into securitization transactions.

Toyota has variable interests in investment trusts that are VIEs. With respect to some of the investment trusts, Toyota has both the obligation to absorb losses of or the right to receive benefits from the VIEs that could potentially be significant to the VIEs and the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance through the asset manager. As a result, Toyota is considered the primary beneficiary of the VIEs and therefore consolidates the VIEs. Related to such investment trusts, ¥2,790,679 million marketable securities and other securities investments were included in Toyota’s consolidated financial statements as of March 31, 2019.

As for other investment trusts, Toyota determined that it was not the primary beneficiary due to lack of the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and, therefore, does not consolidate the VIEs. Investments in the trusts are held at fair value and are included in “Marketable securities and other securities investments” in the accompanying consolidated balance sheets. As of March 31, 2019, the maximum exposure to loss is limited to the carrying value of its investment in the trusts, which totaled ¥22,001 million, compared to ¥446,778 million as of March 31, 2018. Toyota does not provide support that is not contractually required to the trusts.

As for VIEs other than those specified above, neither the aggregate size nor Toyota’s involvements are material to Toyota’s consolidated financial statements.